JOINT VENTURE WITH GMP BIO AND AFFILIATES, EQUITY METHOD INVESTMENT	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
JOINT VENTURE WITH GMP BIO AND AFFILIATES, EQUITY METHOD INVESTMENT

NOTE 6 - JOINT VENTURE WITH GMP BIO AND AFFILIATES, EQUITY METHOD INVESTMENT

On March 31, 2022, the Company entered into (i) a joint venture (the “JV”) agreement with Dragon and GMP Bio, both affiliates of GMP, (and the Company, Dragon and GMP Bio are collectively called the “Parties”) (the “JVA”), (ii) a license agreement for rights to OT-101 (the “US License Agreement”) for the territory within the United States of America (the “US”) with Sapu Holdings, LLC, a subsidiary of GMP Bio and (iii) a license agreement for rights to OT-101 for the rest of the world with GMP Bio (the “Ex-US Rights Agreement”, and the US License Agreement and the Ex-US License Agreement are collectively called the “Agreements”).

Dragon and the Company entered into the JVA to regulate their relationship and the operation and management of the JV. The JVA contains provisions for the licensed products and licensed technologies related to OT-101 (the “Licensed products and technologies”). Pursuant to the JVA the Company is required to transfer to GMP Bio all of the Company’s rights and obligations under the research and development agreement dated 3 February 2020 between the Company and Golden Mountain Partners, LLC (“GMP”), an affiliate of Dragon, as amended, varied and/or supplemented by a supplement to research and Services Agreement dated 23 March 2020 between the Company, Mateon Therapeutics, Inc. (subsequently renamed the Company) and GMP (the “R&D Agreement”). The JVA permits GMP to seek conversion of certain convertible promissory notes entered into between the Company and GMP (see reference to Purchase Agreements and Notes below) into shares of the Common Stock of the Company within 15 business days of the execution of the JVA at a price of $0.2242 per Common Share, the closing price of the Common Share as traded on the OTCQB the day prior to the execution of the JVA, or the closing price of the Common Stock prior to the date of conversion if not within 15 business days of the JVA. Upon the execution of the JVA, Dragon will pay for and hold 55 shares of GMP Bio and the Company will pay for and hold 45 shares of GMP Bio, both to be acquired at $1.00 per share of GMP Bio. Such shares of GMP Bio were issued shortly after the date of the JVA. The JVA required the entering into of the Agreements on or before the execution of the JVA. The JVA defines the valuation of the Agreements (taking into account the transfer of the Company’s rights and obligations under the R&D Agreement) each at approximately $11.3 million, for an aggregate of approximately $22.7 million. The Parties also agreed that if a Rare Pediatric Disease (“RPD”) Priority Review Voucher, upon clinical approval of OT-101 Technologies for treatment of diffuse intrinsic pontine glioma (the “DIPG Voucher”), is issued to GMP Bio and GMP Bio, or a subsidiary thereof, sells the DIPG Voucher to a non-GMP subsidiary, then the Company shall be eligible to receive up to 50% of the net sales proceeds or $50 million, whichever is less. Dragon shall fund the JVA, for a total of approximately $27.7 million, based on the conditions contained in the JVA, and the Company will input the licenses under the Agreements into the JV. The Company is obligated to (i) (A) rectify the chain of legal title such that the Company is the sole legal owner of such rights, (B) complete registration as the sole owner of all the Company’s Patent Rights and (C) provide evidence of such registration that is satisfactory to Dragon; (ii) provide Dragon with copies of official documents issued by the relevant patent offices in the relevant countries evidencing the Company’s legal ownership of all the Company’s Patents Rights; and (iii) reflect the Company’s legal ownership of all the Company’s Patent Rights in the relevant online registers of the relevant patent offices in the relevant countries. The JVA intends to raise funding for the JVA through a Series A round of financing of not less than $20 million. Dragon can suspend funding the JVA if the Series A round of financing is not successfully completed by August 31, 2022, in which case Dragon’s funding obligation would be restricted to $250,000 per month to GMP Bio. If Dragon decides to terminate the JVA, the licenses granted under the Agreements shall be terminated and the OT-101 assets licensed by the Company will revert back to the Company. The rest of the JVA deals with the conduct of the JV, the board of directors of GMP Bio and other administrative matters. Dragon shall nominate up to three directors of their choosing to the board of directors of GMP Bio, two of whom are already nominated as “A” Directors and the Company shall nominate up to two directors of their choosing to the board of directors of GMP Bio, one of whom is already nominated as a “B” Director. The JVA defines how the board of directors will operate as well as the general management and operations of the JV. Other standard terms on shareholder rights, indemnification etc. are also defined in the JVA. Also included are the other terms with relation to insurance, indemnification, jurisdiction and other customary terms and conditions.

The Agreements include terms of an exclusive, irrevocable, perpetual, royalty-free, sublicensable license under the Licensed Technology to manufacture, have manufactured, use, import, sell, offer for sale or otherwise exploit the Licensed Products, which is OT-101, in the Field, which is all therapeutic uses in humans, and in the Territories, which is the US and the rest of the world. In addition, the Company grants a non-exclusive, irrevocable, perpetual, royalty-free, non-sublicensable license for its sole use of the Company’s Vision Grid system for monitoring process, man flow, equipment flow, and material flow in contract development and manufacturing organization operations. These have been granted to GMP Bio and Sapu Holdings, LLC as the capital contribution by the Company to GMP Bio. The Agreements include the contributions by the key employees, as defined and included in the Agreements, standard representations and warranties, intellectual property protection, insurance, indemnification, jurisdiction and other customary terms and conditions.

The Company determined that the arrangement does not meet the accounting definition of a joint venture. Subsequently, we analyzed our investment and determined that such investment was not considered a VIE, which would require consolidation because the Company does not have the power to direct the activities that most significantly impact the economic performance of the JV. The Company does not control the JV through majority ownership interest or Board participation. As such, the Company followed the guidance in ASC 610-20 regarding the sale of nonfinancial assets to noncustomers when retaining a non-controlling ownership interest in such assets. The Company is deemed to have substantially transferred the actual intellectual property related to OT-101 as the investee can benefit from the risk and rewards of ownership of such intellectual property. This resulted in the derecognition of the carrying amount of our intangible assets for approximately $0.8 million and goodwill for $4.9 million for an aggregate amount of approximately $5.7 million, recorded its initial investment at its fair value for approximately $22.6 million and which resulted in a non-cash gain on non-financial asset disposal of approximately $17 million, which was reported in other income in the consolidated statements of operations during the year ended December 31, 2022.

As of the effective date of the formation of the JV, the combined enterprise value of GMP Bio was approximately $50.4 million, comprising of the fair value of the Company’s investment in GMP Bio of approximately $22.7 million and the total original capital contributions by Dragon Overseas of approximately $27.7 million. As of December 31, 2022, the JV had approximately $22.8 million in assets, not including GMP Bio’s capital subscriptions of approximately $23 million; recorded approximately $1.0 million in liabilities and incurred approximately $5.6 million in operational expenses. The Company elected the fair value option under subsection of Section 825-10-15 to account for its equity-method investment as the Company believes that it the most appropriate method to properly value the Company and record a change in value when and upon conducting a fair value assessment. As of December 31, 2022, the Company does not believe the fair value of the JV has changed and hence has not recorded a change in value.

For information on the various notes from GMP, refer to Note 5 – GMP Notes of the Notes to the Consolidated Financial Statements above.